UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7115

                      (Investment Company Act File Number)


                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                    CORPORATE BONDS--21.4%
                    BASIC INDUSTRY - CHEMICALS--0.1%
  $   1,380,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                       $     1,325,756
        500,000     Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009                                                523,830
                       TOTAL                                                                                               1,849,586
                    BASIC INDUSTRY - METALS & MINING--0.8%
        650,000     Alcan, Inc., 5.00%, 6/1/2015                                                                             631,752
      1,410,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                     1,429,453
      1,670,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                             1,670,042
      1,000,000     Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                                              1,003,186
        420,000 1,2 Codelco, Inc., 4.75%, 10/15/2014                                                                         403,368
      1,210,000 1,2 Codelco, Inc., Bond, 5.625%, 9/21/2035                                                                 1,162,853
      2,290,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                              2,206,739
      1,400,000     Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                                              1,419,404
      1,800,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                                 1,905,750
      2,200,000 1,2 Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011                                           2,209,295
                       TOTAL                                                                                              14,041,842
                    BASIC INDUSTRY - PAPER--0.5%
      2,650,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                             2,893,975
        380,000     Westvaco Corp., 7.65%, 3/15/2027                                                                         407,956
      3,000,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                                             3,213,425
      2,000,000     Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                                              2,193,678
                       TOTAL                                                                                               8,709,034
                    CAPITAL GOODS - AEROSPACE & DEFENSE--0.4%
      1,150,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                           1,136,137
        600,000 1,2 BAE Systems Holdings, Inc., 5.20%, 8/15/2015                                                             591,663
        100,000     Boeing Capital Corp., Sr. Note, Series XI, 7.21%, 11/15/2009                                             100,299
      2,500,000     Boeing Co., Note, 5.125%, 2/15/2013                                                                    2,511,286
      3,200,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                           3,237,705
                       TOTAL                                                                                               7,577,090
                    CAPITAL GOODS - CONSTRUCTION MACHINERY--0.2%
        400,000     Caterpillar Financial Services Corp., Unsub., 4.30%, 6/1/2010                                            391,535
         69,000     Caterpillar, Inc., Deb., 5.30%, 9/15/2035                                                                 66,070
      2,500,000     John Deere Capital Corp., Bond, 5.10%, 1/15/2013                                                       2,499,192
        100,000     John Deere Capital Corp., Sr. Note, Series D, 6.076%, 12/18/2009                                         100,157
                       TOTAL                                                                                               3,056,954
                    CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.6%
      1,000,000     Danaher Corp., Note, 6.00%, 10/15/2008                                                                 1,012,945
      1,200,000     Emerson Electric Co., Note, 5.00%, 10/15/2008                                                          1,198,691
      2,500,000     General Electric Co., Note, 5.00%, 2/1/2013                                                            2,492,896
        650,000     Honeywell International, Inc., Note, 7.50%, 3/1/2010                                                     694,348
      1,820,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                               1,850,658
        200,000     Textron Financial Corp., Note, Series E, 6.936%, 12/1/2007                                               201,652
      2,450,000 1,2 Tyco International Group SA , Note, 4.436%, 6/15/2007                                                  2,441,929
                       TOTAL                                                                                               9,893,119
                    CAPITAL GOODS - ENVIRONMENTAL--0.1%
      2,548,000     Waste Management, Inc., Deb., 8.75%, 5/1/2018                                                          2,638,239
                    COMMUNICATIONS - MEDIA & CABLE--0.4%
      3,000,000     Comcast Corp., 7.125%, 6/15/2013                                                                       3,289,962
      2,700,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                     2,890,822
      1,710,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                              1,687,683
                       TOTAL                                                                                               7,868,467
                    COMMUNICATIONS - MEDIA NONCABLE--0.3%
      1,700,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                   1,807,014
        230,000     News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016                                        268,746
      2,546,000     Univision Communications, Inc., 7.85%, 7/15/2011                                                       2,679,665
                       TOTAL                                                                                               4,755,425
                    COMMUNICATIONS - TELECOM WIRELESS--0.7%
      5,430,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                          7,234,845
      1,460,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                     1,473,359
        925,000     Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                              1,132,449
        460,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                                     463,463
      1,730,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                            1,733,600
                       TOTAL                                                                                              12,037,716
                    COMMUNICATIONS - TELECOM WIRELINES--0.3%
        500,000     Embarq Corp., 6.738%, 6/1/2013                                                                           519,724
        100,000     GTE California, Inc., Deb., 6.70%, 9/1/2009                                                              103,100
        125,000     GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009                                                   125,622
        100,000     GTE North, Inc., Deb., 5.65%, 11/15/2008                                                                 100,713
        100,000     GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008                                                   100,348
        100,000     GTE South, Inc., Deb., 6.00%, 2/15/2008                                                                  100,234
        100,000     GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007                                                    100,191
        200,000     Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026                                                 206,217
      1,400,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                    1,558,579
      2,220,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                           2,190,585
                       TOTAL                                                                                               5,105,313
                    CONSUMER CYCLICAL - AUTOMOTIVE--1.1%
      2,850,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                         2,995,541
      3,000,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                   2,964,336
      2,000,000     DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008                             1,969,883
      5,000,000     General Motors Acceptance Corp., 6.125%, 8/28/2007                                                     5,001,025
      3,000,000     General Motors Acceptance Corp., 6.875%, 8/28/2012                                                     3,026,274
        945,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                      1,044,973
        400,000     General Motors Acceptance Corp., Bond, 6.15%, 4/5/2007                                                   400,336
        200,000     General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011                                                   197,737
      2,210,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                     2,228,428
                       TOTAL                                                                                              19,828,533
                    CONSUMER CYCLICAL - ENTERTAINMENT--0.3%
        230,000     International Speedway Corp., 4.20%, 4/15/2009                                                           224,652
      1,170,000     International Speedway Corp., 5.40%, 4/15/2014                                                         1,149,216
      1,400,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                   1,418,356
      1,900,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                1,951,529
                       TOTAL                                                                                               4,743,753
                    CONSUMER CYCLICAL - LODGING--0.0%
        850,000 1,2 Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016                                              852,625
                    CONSUMER CYCLICAL - RETAILERS--0.3%
        810,926 1,2 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                            780,017
        500,000     CVS Corp., Sr. Note, 5.75%, 8/15/2011                                                                    511,884
      1,230,000     Costco Wholesale Corp., 5.30%, 3/15/2012                                                               1,246,023
        210,000     Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011                                                           228,047
        600,000     Target Corp., Note, 5.875%, 7/15/2016                                                                    627,540
        750,000     Target Corp., Unsecd. Note, 7.50%, 8/15/2010                                                             808,886
        750,000     Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009                                               781,718
                       TOTAL                                                                                               4,984,115
                    CONSUMER CYCLICAL - SERVICES--0.2%
      2,100,000     Boston University, 7.625%, 7/15/2097                                                                   2,469,153
        200,000     Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012                                                   207,670
                       TOTAL                                                                                               2,676,823
                    CONSUMER CYCLICAL - TEXTILE--0.0%
         60,000     V.F. Corp., Note, 8.50%, 10/1/2010                                                                        66,211
                    CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.6%
      1,710,000     Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017                                                   1,741,716
      1,210,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                              1,231,037
        100,000     General Foods Co., Deb., 7.00%, 6/15/2011                                                                100,169
      1,380,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                            1,399,969
      3,200,000     Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                               3,347,876
        150,000     Ralston Purina Co., Deb., 7.875%, 6/15/2025                                                              193,264
        200,000     Ralston Purina Co., Deb., 8.125%, 2/1/2023                                                               258,265
      1,525,000 1,2 SABMiller PLC, Note, 6.20%, 7/1/2011                                                                   1,581,814
                       TOTAL                                                                                               9,854,110
                    CONSUMER NON-CYCLICAL HEALTH CARE--0.1%
        880,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                       860,019
      1,490,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                         1,451,177
                       TOTAL                                                                                               2,311,196
                    CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.3%
      1,000,000     Eli Lilly & Co., Note, 6.00%, 3/15/2012                                                                1,051,989
        400,000     Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016                                                           437,475
      1,740,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                1,687,760
        725,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                              803,598
      1,750,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                   1,779,160
                       TOTAL                                                                                               5,759,982
                    CONSUMER NON-CYCLICAL PRODUCTS--0.1%
        700,000     Procter & Gamble Co., Unsub., 6.875%, 9/15/2009                                                          732,239
        445,000     Snap-On, Inc., 6.25%, 8/15/2011                                                                          464,586
                       TOTAL                                                                                               1,196,825
                    CONSUMER NON-CYCLICAL TOBACCO--0.1%
        885,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                    891,146
      1,000,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                             1,096,978
                       TOTAL                                                                                               1,988,124
                    ENERGY - INDEPENDENT--0.4%
      1,000,000     Anadarko Finance Co., 6.75%, 5/1/2011                                                                  1,053,927
      1,420,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                           1,442,143
      1,940,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                      1,875,957
      1,730,000     Pemex Project Funding Master, 5.75%, 12/15/2015                                                        1,722,734
        150,000     Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008                                                   151,535
      1,311,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                    1,279,790
                       TOTAL                                                                                               7,526,086
                    ENERGY - INTEGRATED--1.0%
        100,000     BP PLC, Deb., 8.75%, 3/1/2032                                                                            144,264
      4,150,000     Conoco, Inc., 7.25%, 10/15/2031                                                                        4,967,510
      5,670,000     Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028                                                    5,944,048
      4,118,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                                4,676,090
      1,750,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                     1,768,638
      1,200,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                         1,199,148
                       TOTAL                                                                                              18,699,698
                    ENERGY - REFINING--0.3%
      2,725,000     Valero Energy Corp., 7.50%, 4/15/2032                                                                  3,230,412
      1,830,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                                             1,742,748
                       TOTAL                                                                                               4,973,160
                    FINANCIAL INSTITUTION - BANKING-5.0%
      3,100,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                       3,163,074
         50,000     BankBoston NA, Sub. Note, 6.50%, 12/19/2007                                                               50,479
      2,500,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                                  2,559,210
      2,360,000     Capital One Capital IV, 6.745%, 2/17/2037                                                              2,409,088
        600,000     Citicorp, Sub. Note, 7.20%, 6/15/2007                                                                    602,384
        100,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                         101,363
      1,415,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                        1,513,481
      2,000,000     Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014                                                2,007,504
        150,000     Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011                                           157,542
        537,000     Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012                                             570,472
      2,450,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                       2,496,860
      1,000,000     Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013                                   1,023,499
        100,000     Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.90%, 10/1/2007                                 100,940
        100,000     Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008                                          101,736
    720,000,000     Eksportfinans, Bond, 1.80%, 6/21/2010                                                                  6,237,750
      3,000,000     First Union Institutional Capital I, Bond, 8.04%, 12/1/2026                                            3,131,742
        250,000     Fleet National Bank, Providence, RI, Sub., 7.00%, 9/15/2007                                              252,458
      2,600,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                2,626,351
      2,800,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                   2,782,064
      1,000,000     HSBC Finance Corp., 5.00%, 6/30/2015                                                                     977,571
      2,000,000     Household Finance Corp., 6.40%, 6/17/2008                                                              2,031,453
      4,000,000     Household Finance Corp., 7.00%, 5/15/2012                                                              4,315,439
        500,000     Household Finance Corp., Sr. Note, 5.875%, 2/1/2009                                                      507,441
        100,000     Household Finance Corp., Sr. Note, Series NOT1, 5.75%, 5/15/2007                                         100,081
         50,000     Household Finance Corp., Sr. Note, Series NOTZ, 5.75%, 9/15/2007                                          50,101
         50,000     Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009                                          51,562
        150,000     Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009                                         155,742
      1,000,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                                1,080,383
      3,150,000     J.P. Morgan Chase & Co., 5.75%, 1/2/2013                                                               3,237,447
      4,500,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                  4,474,471
         25,000     J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008                                                    25,460
        100,000     JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027                                                 103,833
    725,000,000     KFW International Finance, 1.75%, 3/23/2010                                                            6,275,557
      2,185,000     Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021                                        2,194,244
      2,700,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                          2,655,359
        750,000     National City Bank, Pennsylvania, 7.25%, 10/21/2011                                                      817,582
      2,000,000     Northern Trust Corp., 4.60%, 2/1/2013                                                                  1,949,514
      1,000,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                        1,002,461
      2,235,000     PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017                                                         2,279,665
      3,000,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                         3,179,042
      1,200,000     Popular North America, Inc., 5.65%, 4/15/2009                                                          1,208,247
      1,433,333 1,2 Regional Diversified Funding, 9.25%, 3/15/2030                                                         1,649,061
        500,000     SouthTrust Bank, Sub. Note, 7.00%, 11/15/2008                                                            516,331
      1,660,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                     1,636,506
        750,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                             751,628
        300,000     Summit Capital Trust I, Bond, 8.40%, 3/15/2027                                                           313,880
        400,000     SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007                                               402,489
      2,180,000     U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                                          2,148,900
        250,000     U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008                                                            252,873
      1,000,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                     970,836
      2,300,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                        2,240,680
      4,730,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                   5,017,188
      2,000,000     Washington Mutual, Inc., Note, 4.00%, 1/15/2009                                                        1,962,264
      1,500,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                            1,502,186
                       TOTAL                                                                                              89,925,474
                    FINANCIAL INSTITUTION - BROKERAGE--1.3%
      3,010,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                  2,956,603
         30,000     Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008                                             30,558
        550,000     Bear Stearns & Co., Inc., Note, 4.50%, 10/28/2010                                                        541,142
        250,000     Bear Stearns & Co., Inc., Sr. Note, 7.00%, 3/1/2007                                                      250,031
      2,645,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                      3,235,686
      2,500,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                           2,617,932
      1,000,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                            1,063,497
      1,500,000     Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013                                                     1,509,260
        850,000     Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009                                           896,460
        725,000     Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008                                                   718,967
        400,000     Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007                                                   403,587
      1,750,000     Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015                                                  2,129,740
      4,400,000     Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008                                                    4,493,041
        500,000     Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008                                           493,022
        200,000     Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010                                     195,680
        650,000     Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014                                                659,524
        250,000     Morgan Stanley Group, Inc., 5.30%, 3/1/2013                                                              252,412
        600,000     Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010                                                       586,286
        440,000     Nuveen Investments, 5.00%, 9/15/2010                                                                     436,299
        440,000     Nuveen Investments, 5.50%, 9/15/2015                                                                     433,923
                       TOTAL                                                                                              23,903,650
                    FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--1.0%
      2,000,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                         1,977,680
      1,760,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                          1,729,715
        115,000     CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007                                                              115,273
         50,000     CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008                                                  49,736
         50,000     CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013                                                  50,063
         75,000     CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013                                                  75,137
      3,850,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                    3,953,470
        250,000     Countrywide Home Loans, Inc., Company Guarantee, 6.25%, 4/15/2009                                        255,728
        230,000     General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008                                         226,946
        240,000     General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008                                         238,154
        150,000     General Electric Capital Corp., Note, Series A, 5.00%, 2/20/2009                                         147,490
        500,000     General Electric Capital Corp., Note, Series A, 6.50%, 12/10/2007                                        504,587
        193,000     General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010                                     205,544
      1,000,000     General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013                            1,007,013
      1,000,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                              1,018,510
      1,520,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                    1,511,779
        150,000     International Lease Finance Corp., Note, Series M, 5.80%, 8/15/2007                                      150,342
      1,460,000     Residential Capital Corp., 6.00%, 2/22/2011                                                            1,452,052
      3,340,000     SLM Corp., Floating Rate Note, 3.97%, 12/15/2014                                                       2,945,225
        743,000     Susa Partnership LP, Deb., 7.50%, 12/1/2027                                                              903,859
                       TOTAL                                                                                              18,518,303
                    FINANCIAL INSTITUTION - INSURANCE - LIFE--0.5%
      3,600,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                  4,729,490
         75,000     CIGNA Corp., Note, 7.40%, 5/15/2007                                                                       75,265
        850,000     Delphi Financial Group, Inc., 9.31%, 3/25/2027                                                           890,377
        360,000 1,2 Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027                                             383,540
      3,000,000 1,2 Pacific LifeCorp., Bond, 6.60%, 9/15/2033                                                              3,296,060
                       TOTAL                                                                                               9,374,732
                    FINANCIAL INSTITUTION - INSURANCE - P&C--0.5%
      1,780,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                                     1,814,022
        625,000     Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014                                                           616,345
      1,500,000     CNA Financial Corp., 6.50%, 8/15/2016                                                                  1,575,762
        820,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                  859,773
      1,750,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                             1,756,484
        395,000     The Travelers Cos., Inc. , Sr. Unsecd. Note, 5.50%, 12/1/2015                                            400,216
      1,920,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                              1,968,326
                       TOTAL                                                                                               8,990,928
                    FINANCIAL INSTITUTION - REITS--0.4%
      2,700,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                               2,742,231
        800,000     Health Care Property Investors, Inc., 5.95%, 9/15/2011                                                   815,389
      1,950,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                    1,976,388
      1,400,000     Simon Property Group, Inc., Note, 5.60%, 9/1/2011                                                      1,426,964
                       TOTAL                                                                                               6,960,972
                    FOREIGN-LOCAL-GOVERNMENT--0.0%
        900,000     Ontario, Province of, 4.375%, 2/15/2013                                                                  874,519
                    GOVERNMENT AGENCY--0.1%
        500,000     Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008                                           506,174
        500,000     Private Export Funding Corp., Series G, 6.67%, 9/15/2009                                                 521,223
                       TOTAL                                                                                               1,027,397
                    MUNICIPAL SERVICES--0.1%
        790,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                            788,080
      1,560,000 1,2 Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050                                               1,559,984
                       TOTAL                                                                                               2,348,064
                    SOVEREIGN--0.3%
    720,000,000     Inter-American Development Bank, 1.90%, 7/8/2009                                                       6,234,102
                    TECHNOLOGY--1.0%
      2,450,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                            2,472,012
      4,730,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                            5,255,449
      1,030,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                             1,040,655
        400,000     First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007                                                   403,154
        850,000     Hewlett-Packard Co., Note, 5.40%, 3/1/2017                                                               858,049
      2,500,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                             2,670,217
      1,150,000     IBM Corp., Deb., 8.375%, 11/1/2019                                                                     1,459,103
      1,000,000     IBM Corp., Note, 5.375%, 2/1/2009                                                                      1,009,164
      2,530,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                            2,529,780
        100,000     Texas Instruments, Inc., Note, 8.75%, 4/1/2007                                                           100,242
                       TOTAL                                                                                              17,797,825
                    TRANSPORTATION - AIRLINES--0.2%
      3,110,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                3,248,661
                    TRANSPORTATION - RAILROADS--0.3%
      1,730,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                  1,678,012
      1,850,000     Canadian Pacific RR, 7.125%, 10/15/2031                                                                2,197,937
        295,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                           311,409
      1,560,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                 1,505,377
                       TOTAL                                                                                               5,692,735
                    UTILITY - ELECTRIC--1.2%
      2,500,000     Alabama Power Co., 5.70%, 2/15/2033                                                                    2,543,627
      1,000,000     Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007                                               1,010,355
      1,000,000     Carolina Power & Light Co., 1st Mtg. Bond, 6.80%, 8/15/2007                                            1,006,304
        850,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036                                 839,858
        980,000     Commonwealth Edison Co., FMB, 5.40%, 12/15/2011                                                          988,315
        690,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                              705,535
      1,205,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                         1,241,634
        250,000     Enersis S.A., Note, 7.40%, 12/1/2016                                                                     278,979
      1,730,000     MidAmerican Energy Co., 4.65%, 10/1/2014                                                               1,677,671
      1,020,000     PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036                                             1,007,524
      3,000,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                    3,278,116
        810,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                 854,781
        710,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                              737,955
      3,050,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                                              2,958,376
        550,000     Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008                                                          539,663
        300,000     Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007                                             301,668
      2,000,000     Public Service Electric & Gas Co., 4.00%, 11/1/2008                                                    1,967,300
                       TOTAL                                                                                              21,937,661
                    UTILITY - NATURAL GAS DISTRIBUTOR--0.2%
      3,500,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                  3,404,903
        200,000     Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007                                      200,587
                       TOTAL                                                                                               3,605,490
                    UTILITY - NATURAL GAS PIPELINES--0.1%
      1,650,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                   1,580,034
                       TOTAL CORPORATE BONDS                                                                             385,014,573
                       (IDENTIFIED COST $379,119,764)
                    ADJUSTABLE RATE MORTGAGES--0.0%
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
         49,618     FNMA ARM 681769 1/01/2033                                                                                 49,174
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
          8,375     GNMA2 ARM 80201, 30 Year, 5/20/2028                                                                        8,509
          2,619     GNMA2 ARM 8717, 10/20/2025                                                                                 2,654
                       TOTAL                                                                                                  11,163
                       TOTAL ADJUSTABLE RATE MORTGAGES                                                                        60,337
                       (IDENTIFIED COST $62,545)
                    ASSET-BACKED SECURITIES--2.3%
                    HOME EQUITY LOAN--0.0%
         61,848 1,2 125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029                                             61,848
                    NON-AGENCY MORTGAGE--0.9%
     15,950,000     Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039                      16,144,909
                    UNASSIGNED--1.4%
     18,800,000     Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049                         18,989,469
      7,025,000     Morgan Stanley Capital I 2006-IQ12, Class A4, 5.319%, 12/15/2043                                       7,054,856
                       TOTAL                                                                                              26,044,325
                       TOTAL ASSET-BACKED SECURITIES                                                                      42,251,082
                       (IDENTIFIED COST $42,049,441)
                    COMMON STOCKS & WARRANTS--0.0%
                    WARRANTS--0.0%
          4,750     Arcadia Financial Ltd., Warrants, 3/15/2007 (IDENTIFIED COST $0)                                               0
                    CORPORATE NOTES--0.1%
                    COMMUNICATIONS - TELECOM WIRELINES--0.1%
      2,015,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,394)                           1,988,916
                    GOVERNMENT AGENCIES--7.5%
      1,500,000     Federal Farm Credit System, Bond, 3.875%, 5/7/2010                                                     1,458,616
        500,000     Federal Farm Credit System, Bond, 4.45%, 2/17/2011                                                       493,722
      1,000,000     Federal Farm Credit System, Bond, 4.75%, 12/12/2013                                                      994,296
      1,000,000     Federal Farm Credit System, Bond, 4.875%, 11/15/2012                                                     985,051
        400,000     Federal Farm Credit System, Bond, 5.00%, 6/6/2012                                                        395,683
        500,000     Federal Farm Credit System, Bond, 5.00%, 12/27/2012                                                      493,779
        150,000     Federal Farm Credit System, Bond, 5.04%, 1/14/2013                                                       148,235
        350,000     Federal Farm Credit System, Bond, 5.35%, 8/8/2013                                                        348,113
      1,500,000     Federal Farm Credit System, Bond, 6.03%, 12/29/2010                                                    1,563,963
      1,000,000     Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009                                         1,037,332
        500,000     Federal Home Loan Bank System, 6.50%, 8/14/2009                                                          518,631
      1,500,000     Federal Home Loan Bank System, Bond, 2.50%, 6/18/2007                                                  1,487,154
      1,000,000     Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008                                                    982,982
        100,000     Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011                                                    96,195
        400,000     Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013                                                    390,832
        200,000     Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010                                                    195,722
        250,000     Federal Home Loan Bank System, Bond, 5.00%, 10/5/2012                                                    247,291
        150,000     Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014                                                    147,503
     60,000,000     Federal Home Loan Bank System, Bond, 5.125%, 7/30/2008                                                60,129,528
        200,000     Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013                                                   197,773
      1,000,000     Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014                                                    989,208
        200,000     Federal Home Loan Bank System, Bond, 5.25%, 5/3/2012                                                     198,907
        700,000     Federal Home Loan Bank System, Bond, 5.35%, 10/21/2010                                                   698,693
        550,000     Federal Home Loan Bank System, Bond, 5.35%, 9/22/2014                                                    545,892
        300,000     Federal Home Loan Bank System, Bond, 5.75%, 10/27/2010                                                   300,193
        100,000     Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008                                                     100,835
        140,000     Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010                                                   151,515
        450,000     Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012                                       443,647
        400,000     Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008                                      391,031
        150,000     Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009                                       147,106
        250,000     Federal Home Loan Bank System, Bond, Series 6L09, 4.375%, 10/29/2009                                     246,397
         60,000     Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009                                        60,633
        340,000     Federal Home Loan Bank System, Bond, Series E713, 5.50%, 9/12/2013                                       338,544
        150,000     Federal Home Loan Bank System, Bond, Series F809, 4.17%, 11/27/2009                                      147,171
        435,000     Federal Home Loan Bank System, Bond, Series G609, 4.00%, 2/20/2009                                       427,381
        400,000     Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008                                       404,295
        200,000     Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008                                      202,044
        100,000     Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008                                      100,100
        100,000     Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008                                     100,874
      1,500,000     Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008                                     1,459,523
        200,000     Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018                                        195,332
        375,000     Federal Home Loan Bank System, Bond, Series SD10, 4.35%, 3/10/2010                                       368,848
        400,000     Federal Home Loan Bank System, Bond, Series UE12, 5.09%, 10/22/2012                                      396,365
        400,000     Federal Home Loan Bank System, Bond, Series UY07, 5.00%, 11/23/2007                                      399,119
        595,000     Federal Home Loan Bank System, Bond, Series V808, 4.00%, 10/27/2008                                      585,916
        300,000     Federal Home Loan Bank System, Bond, Series VX13, 4.875%, 4/11/2013                                      294,914
        200,000     Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010                                        194,843
        535,000     Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009                                            556,967
        200,000     Federal Home Loan Mortgage Corp., Bond, 4.00%, 3/26/2015                                                 197,429
      1,600,000     Federal Home Loan Mortgage Corp., Note, 0.00%, 4/15/2019                                                 787,369
        250,000     Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008                                                  245,648
        160,000     Federal Home Loan Mortgage Corp., Note, 4.00%, 5/20/2010                                                 155,908
        200,000     Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013                                                189,153
        200,000     Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009                                                196,101
        300,000     Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012                                                 292,930
        400,000     Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013                                                 395,373
         50,000     Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010                                                 49,474
        800,000     Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013                                                  785,451
        400,000     Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012                                                 395,832
        400,000     Federal Home Loan Mortgage Corp., Note, 5.00%, 12/10/2012                                                394,879
        100,000     Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012                                                  99,196
        250,000     Federal Home Loan Mortgage Corp., Note, 5.25%, 2/18/2014                                                 247,900
        475,000     Federal Home Loan Mortgage Corp., Note, 5.27%, 10/12/2010                                                473,466
        600,000     Federal Home Loan Mortgage Corp., Note, 5.30%, 7/29/2013                                                 596,123
        325,000     Federal Home Loan Mortgage Corp., Note, 5.55%, 2/28/2011                                                 325,027
     15,000,000     Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010                                  14,965,069
      1,000,000     Federal Home Loan Mortgage Corp., Unsecd. Note, 3.50%, 9/15/2007                                         990,792
        100,000     Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014                                         98,147
      5,000,000     Federal National Mortgage Association, 3.25%, 1/15/2008                                                4,921,463
      7,745,000     Federal National Mortgage Association, 5.00%, 9/30/2009                                                7,734,104
      5,780,000     Federal National Mortgage Association, Bond, 6.625%, 11/15/2030                                        6,994,647
      1,500,000     Federal National Mortgage Association, Note, 3.25%, 11/15/2007                                         1,479,919
      1,000,000     Federal National Mortgage Association, Note, 4.25%, 7/15/2007                                            996,217
        450,000     Federal National Mortgage Association, Note, 5.80%, 3/29/2011                                            450,081
        244,000     Federal National Mortgage Association, Note, Series 1, 6.00%, 2/22/2016                                  243,890
        360,000     Federal National Mortgage Association, Unsecd. Note, 3.40%, 11/19/2007                                   355,497
        250,000     Federal National Mortgage Association, Unsecd. Note, 3.50%, 1/28/2008                                    246,381
      1,070,000     Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009                                 1,046,667
        150,000     Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009                                   147,637
        500,000     Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012                                    484,094
        375,000     Federal National Mortgage Association, Unsecd. Note, 5.00%, 1/28/2011                                    372,627
        500,000     Federal National Mortgage Association, Unsecd. Note, 5.00%, 3/28/2012                                    494,641
        350,000     Federal National Mortgage Association, Unsecd. Note, 5.00%, 8/24/2012                                    346,052
        400,000   3 Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012                                    397,334
        150,000     Federal National Mortgage Association, Unsecd. Note, 5.25%, 1/28/2013                                    149,139
        300,000     Federal National Mortgage Association, Unsecd. Note, 5.40%, 3/28/2013                                    298,451
        400,000     Federal National Mortgage Association, Unsecd. Note, 5.50%, 7/27/2015                                    397,817
        500,000     Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015                                    497,306
        400,000     Federal National Mortgage Association, Unsecd. Note, 5.80%, 7/16/2013                                    400,004
         50,000     Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013                        50,724
        500,000     Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008                                           503,658
      1,000,000     Tennessee Valley Authority, Series  C, 6.00%, 3/15/2013                                                1,061,628
                       TOTAL GOVERNMENT AGENCIES                                                                         134,709,939
                       (IDENTIFIED COST $134,586,510)
                    GOVERNMENTS/AGENCIES--1.8%
                    SOVEREIGN--1.8%
      8,000,000     Bundesobligation, 3.25%, 4/9/2010                                                                     10,399,413
      8,150,000     Bundesobligation, Bond, 2.50%, 10/8/2010                                                              10,294,571
      7,480,000     France, Government of, O.A.T., 4.00%, 10/25/2009                                                       9,926,374
      1,500,000     United Mexican States, 6.625%, 3/3/2015                                                                1,609,200
                       TOTAL GOVERNMENTS/AGENCIES                                                                         32,229,558
                       (IDENTIFIED COST $31,561,926)
                    U.S. TREASURY--16.0%
                    U.S. TREASURY BONDS-1.9%
     11,465,000   3 United States Treasury Bond, 4.50%, 2/15/2036                                                         11,114,775
      2,215,000     United States Treasury Bond, 5.25%, 11/15/2028                                                         2,358,534
      1,343,000     United States Treasury Bond, 6.00%, 2/15/2026                                                          1,544,450
      4,935,000     United States Treasury Bond, 6.125%, 11/15/2027                                                        5,806,124
      1,300,000     United States Treasury Bond, 6.25%, 8/15/2023                                                          1,515,573
      6,000,000   3 United States Treasury Bond, 6.25%, 5/15/2030                                                          7,258,849
      2,200,000     United States Treasury Bond, 6.50%, 11/15/2026                                                         2,678,811
        300,000     United States Treasury Bond, 6.75%, 8/15/2026                                                            374,028
        500,000     United States Treasury Bond, 7.25%, 5/15/2016                                                            598,909
                       TOTAL                                                                                              33,250,053
                    U.S. TREASURY NOTES-14.1%
     49,960,000     U.S. Treasury Inflation Protected Note, 2.50%, 7/15/2016                                              51,319,207
        100,000     United States Treasury Note, 3.00%, 11/15/2007                                                            98,618
     16,000,000   3 United States Treasury Note, 3.875%, 2/15/2013                                                        15,478,202
     20,000,000   3 United States Treasury Note, 4.25%, 11/15/2014                                                        19,613,438
      6,700,000 3,4 United States Treasury Note, 4.50%, 11/30/2011                                                         6,692,574
      6,000,000   3 United States Treasury Note, 4.50%, 2/15/2016                                                          5,974,138
     55,000,000   3 United States Treasury Note, 4.625%, 11/30/2008                                                       54,949,037
     10,000,000   3 United States Treasury Note, 4.75%, 3/31/2011                                                         10,084,848
     28,000,000   3 United States Treasury Note, 4.875%, 4/30/2011                                                        28,372,529
        200,000     United States Treasury Note, 5.00%, 8/15/2011                                                            204,085
     45,000,000   3 United States Treasury Note, 5.125%, 6/30/2011                                                        46,046,538
     15,000,000   3 United States Treasury Note, 5.125%, 5/15/2016                                                        15,611,621
        300,000     United States Treasury Note, 6.00%, 8/15/2009                                                            309,648
        100,000     United States Treasury Note, 6.50%, 2/15/2010                                                            105,314
                       TOTAL                                                                                             254,859,797
                       TOTAL U.S. TREASURY (IDENTIFIED COST $281,921,979)                                                288,109,850
                    MORTGAGE--BACKED SECURITIES--0.2%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--0.0%
        575,592     Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017                                           585,296
        238,252     Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017                                           242,269
         83,546     Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016                                           83,641
                       TOTAL                                                                                                 911,206
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.1%
        530,864     Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013                                      527,880
        366,938     Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014                                     373,012
         31,830     Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012                                       32,940
        817,256     Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018                                      807,457
                       TOTAL                                                                                               1,741,289
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.1%
         44,778     Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026                                   47,015
          2,774     Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026                                    2,951
          4,685     Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026                                   4,919
          1,885     Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027                                    1,979
          3,275     Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027                                    3,441
            655     Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027                                      695
        358,830     Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028                                  369,280
         11,511     Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028                                   12,010
         16,759     Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028                                   17,236
          2,598     Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031                                   2,670
        505,174     Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033                                  480,175
        141,606     Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027                                  147,745
                       TOTAL                                                                                               1,090,116
                       TOTAL MORTGAGE--BACKED SECURITIES                                                                   3,742,611
                       (IDENTIFIED COST $3,751,836)
                    COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
                    COMMERCIAL MORTGAGE--0.6%
     10,800,000     CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040                     10,818,366
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--0.0%
        114,519     Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023                                         114,842
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
         32,199     Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018                                   34,864
         13,973     Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019                                   15,289
                       TOTAL                                                                                                  50,153
                    NON-AGENCY MORTGAGE--0.0%
         13,415 1,2 SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 6.1624%, 1/28/2027                                10,598
                    STRUCTURED PRODUCT (ABS)--0.3%
      5,198,580     Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045                                      5,056,633
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          16,050,592
                       (IDENTIFIED COST $16,256,221)
                    MUTUAL FUNDS--49.5%5
      1,939,448     Emerging Markets Fixed Income Core Fund                                                               41,327,279
     60,358,491     Federated Mortgage Core Portfolio                                                                    598,152,650
     14,388,845     High Yield Bond Portfolio                                                                            100,146,361
    152,385,173     Prime Value Obligations Fund, Class IS                                                               152,385,173
                       TOTAL MUTUAL FUNDS (IDENTIFIED COST $880,682,332)                                                 892,011,463
                    REPURCHASE AGREEMENTS-12.4%
  $ 112,131,000     Interest in $2,000,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which CS          112,131,000
                    First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/24/2042 for $2,000,296,667 on 3/1/2007. The market value of the underlying securities at the end of the period was $2,060,003,430 (purchased with proceeds from securities lending collateral).
    112,000,000     Interest in $3,300,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which ING         112,000,000
                    Financial Markets LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 12/1/2036 for $3,300,489,500 on 3/1/2007. The market value of the underlying securities at the end of the period was $3,370,455,305 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             224,131,000
                       TOTAL INVESTMENTS -112.1%                                                                       2,020,299,921
                       (IDENTIFIED COST $1,996,137,948)6
                       OTHER ASSETS AND LIABILITIES -NET-(12.1)%                                                       (218,458,431)
                       TOTAL NET ASSET-100%                                                                          $ 1,801,841,490

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $37,773,750, which represented 2.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At February 28, 2007, these liquid restricted securities amounted to $37,773,750, which represented 2.1% of total net assets.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of February 28, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED             MARKET VALUE OF COLLATERAL
     $216,539,815                                                $224,131,000

4 Pledged as collateral to ensure the Fund is able to satisfy the obligation of its outstanding long futures contracts.

5    Affiliated companies.

6 At February 28, 2007, the cost of investments for federal tax purposes was $1,996,306,852. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, from futures contracts and from swap contracts was $24,161,973. This consists of net unrealized appreciation from investments for those securitites having an excess of value over cost of $28,518,088 and net unrealized depreciaiton from investments for those securities having an excess of cost over value of $4,356,115.

At February 28, 2007, the Fund had the following outstanding long futures contracts:

CONTRACTS                       NUMBER OF   NOTIONAL   EXPIRATION  UNREALIZED
                                CONTRACTS   VALUE      DATE        APPRECIATION
7U.S. Treasury 10 Year Note
   Futures                      1,330     $144,429,754 June 2007   $1,178,998

7    Non-income producing security.


   At February 28, 2007, the Fund had the following outstanding credit default swaps:

 COUNTER-PARTY     REFERENCE ENTITY    BUY/SELL PAY/RECEIVE EXPIRATION DATE NOTIONAL AMOUNT     UNREALIZED
                                                FIXED RATE                                    APPRECIATION
 Goldman Sachs LLP                     Buy      3.25%       12/20/2011      $8,000,000       $5,000
                   Dow Jones CDXHY7325


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors.

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Directors, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust
II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 FNMA  --Federal National Mortgage Association
 GNMA  --Government National Mortgage Association
 LP    --Limited Partner
 MTN   --Medium Term Note
 REIT  --Real Estate Investment Trust
 REMIC --Real Estate Mortgage Investment Conduit




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007